UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05189

THE SPAIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

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The Spain Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Utilities - 32.7%
Electric & Gas Utility - 16.1%
Enagas	163,449	$3,720,600
Gas Natural SDG SA	42,270	2,253,581
Iberdrola SA	190,645	10,574,689
Red Electrica de Espana	60,804	2,738,583

		19,287,453

Telephone Utility - 16.6%
Telefonica SA	803,186	19,973,419

		39,260,872

Finance - 27.0%
Banking - Money Center - 20.7%
Banco Bilbao Vizcaya Argentaria SA (a)	719,461	16,626,174
Banco Santander Central Hispano SA	449,638	8,214,865

		24,841,039

Banking - Regional - 4.5%
Banco Pastor SA	161,349	3,000,612
Banco Popular Espanol SA	127,383	2,325,338

		5,325,950

Insurance - 1.8%
Grupo Catalana Occidente SA	64,112	2,191,048

		32,358,037

Consumer Services - 8.7%
Apparel - 4.8%
Inditex SA	98,703	5,794,730

Broadcasting & Cable - 1.4%
Sogecable SA (b)	44,189	1,675,460

Miscellaneous - 2.5%
Prosegur Cia de Seguridad SA	83,013	2,957,916

		10,428,106

Health Care - 8.3%
Medical Services - 6.9%
Clinica Baviera SA (b)	156,785	4,781,915
Corp. Dermoestetica (b)	291,862	3,481,170

		8,263,085

Miscellaneous - 1.4%
Grifols SA	83,864	1,756,246

		10,019,331

Capital Goods - 6.2%
Engineering & Construction - 6.2%
Acciona SA	9,930	2,492,012

Fomento de Construcciones y Contratas SA	17,379	1,516,262
Obrascon Huarte Lain SA	8,925	351,490
Tecnicas Reunidas SA	23,634	1,545,850
Uralita SA	168,178	1,510,414

		7,416,028

Consumer Staples - 4.9%
Tobacco - 4.9%
Altadis SA	88,204	5,855,654

Energy - 4.1%
International - 4.1%
Repsol YPF SA	138,126	4,977,284

Technology - 3.8%
Computer Services - 3.8%
Indra Sistemas SA	173,310	4,536,051

Basic Industry - 0.5%
Mining & Metals - 0.5%
Tubacex SA	67,966	583,296

Aerospace & Defense - 0.3%
Defense Electronics - 0.3%
European Aeronautic Defence & Space Co., NV	13,454	400,836

Total Investments - 96.5%
(cost $69,637,779)		115,835,495
Other assets less liabilities - 3.5%		4,153,748

Net Assets - 100.0%		$119,989,243

(a)	Security represents investments in an affiliate.
(b)	Non-income producing security.

Please note: The sector classifications presented herein are based on the sector categorizations methodology of the Investment Manager.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Spain Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 22, 2007

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